Commitments and Contingencies - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Cash paid for operating lease liabilities	$ 24.0	$ 22.4
Right-of-use assets obtained in exchange for operating lease liabilities	$ 17.2	95.5
Accounting Standards Update 2016-02
Supplemental Cash Flow Information [Abstract]
Right-of-use assets obtained in exchange for operating lease liabilities		$ 64.6
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Lease renewal term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	14 years
Lease renewal term	20 years